Expense Example - VIPRealEstatePortfolio-InvestorPRO - VIPRealEstatePortfolio-InvestorPRO - VIP Real Estate Portfolio - VIP Real Estate Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894